Deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits [Line Items]
Financial liabilities held for trading	€ 70,343	€ 107,634	€ 107,624	€ 108,765
Financial liabilities designated at fair value through profit or loss	68,058	59,616	59,616	40,263
Financial liabilities at amortized cost	1,171,630	1,126,069	1,126,069	1,044,240
Total financial liabilities	187,909		190,314	149,398
Deposits from central banks at amortised cost due to participation in the refinancing operations program	55,382
Deposits
Deposits [Line Items]
Financial liabilities held for trading		28,753	28,753	11,391
Financial liabilities designated at fair value through profit or loss	65,304	55,971	55,971	37,472
Financial liabilities at amortized cost	903,101	€ 883,320	883,320	791,646
Deposits - Central banks
Deposits [Line Items]
Financial liabilities held for trading			282	1,351
Financial liabilities designated at fair value through profit or loss	14,816		8,860	9,112
Financial liabilities at amortized cost	72,523		71,414	44,112
Total financial liabilities	87,339		80,556	54,575
Deposits - Credit institutions
Deposits [Line Items]
Financial liabilities held for trading			292	44
Financial liabilities designated at fair value through profit or loss	10,891		18,166	5,015
Financial liabilities at amortized cost	89,679		91,300	89,764
Total financial liabilities	100,570		109,758	94,823
Demand Deposit [Member] | Deposits - Central banks
Deposits [Line Items]
Total financial liabilities	5		5	5
Demand Deposit [Member] | Deposits - Credit institutions
Deposits [Line Items]
Total financial liabilities	6,154		6,444	4,220
Time Deposits [Member] | Deposits - Central banks
Deposits [Line Items]
Total financial liabilities	82,797		78,801	46,278
Time Deposits [Member] | Deposits - Credit institutions
Deposits [Line Items]
Total financial liabilities	53,421		54,159	61,321
Reverse repurchase agreements | Deposits - Central banks
Deposits [Line Items]
Total financial liabilities	4,537		1,750	8,292
Reverse repurchase agreements | Deposits - Credit institutions
Deposits [Line Items]
Total financial liabilities	40,873		49,049	29,277
Subordinated liabilities | Deposits - Credit institutions
Deposits [Line Items]
Total financial liabilities	122		106	5
EUR
Deposits [Line Items]
Total financial liabilities	97,323		119,606	74,746
GBP
Deposits [Line Items]
Total financial liabilities	19,301		14,820	12,237
USD
Deposits [Line Items]
Total financial liabilities	45,848		33,259	40,514
BRL
Deposits [Line Items]
Total financial liabilities	18,657		16,485	16,537
Other currencies
Deposits [Line Items]
Total financial liabilities	€ 6,780		€ 6,144	€ 5,364